Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000007001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,607	$ 11,385	$ 12,316	$ 12,953	$ 11,265	$ 18,591	$ 19,177	$ 19,333	$ 21,538	$ 22,188
C000006998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000007000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000199762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,607	11,385	12,318	12,962	11,282	18,630	19,227	19,400	21,613	22,288
C000007002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,552	11,252	12,104	12,669	10,954	17,999	18,466	18,528	20,536	21,052
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,034	11,843	13,402	15,189	15,202	22,723	22,247	22,651	27,820	31,142
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	$ 10,000		$ 9,982	$ 11,731	$ 12,532	$ 13,254	$ 11,035	$ 17,733	$ 17,732	$ 17,116	$ 19,527	$ 20,550